REFUND PAYABLE TO MEMBERS	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
REFUND PAYABLE TO MEMBERS
14. REFUND PAYABLE TO MEMBERS

	As of December 31,
	2019	2020
	RMB	RMB
Refund payable to members	26,883	4,398

Refund payable to members represents the estimated referral incentives expected to be refunded to referring members from the upfront membership fees paid and the merchandise purchases for their own accounts (Note 2.17). The movement of refund payable to members during the periods presented are as follows:

Refund payable to members
Balance as of December 31, 2017	147,943
Estimated referral incentives to be refunded	626,853
Referral incentives earned (1)	(378,772)

Balance as of December 31, 2018	396,024

Balance as of December 31, 2018	396,024
Estimated referral incentives to be refunded	132,989
Referral incentives earned (1)	(122,760)
Change in estimate (2)	(379,370)

Balance as of December 31, 2019	26,883

Balance as of December 31, 2019	26,883
Estimated referral incentives to be refunded	8,021
Referral incentives earned (1)	(6,985)
Change in estimate (2)	(23,521)

Balance as of December 31, 2020	4,398

(1)	Once the referral incentives are earned by the referring members, the amounts are transferred to the members’ individual Yunji App accounts and recorded as Incentive payables to members (Note 13).
(2)
The estimation of refund payable to members is based upon the historical data of referral incentives earned by referring members within their active life cycle. The balance of the payable was RMB 26,883 and RMB 4,398 as of December 31, 2019 and 2020, respectively, and reflected the Company’s member’s referral behavior in light of its ongoing refinement of its membership enrollment system.

In June 2019, the Company, at its discretion, launched a series of promotion activities which allowed non-member
users to join the Group’s membership program without having to purchase membership packages. The non-paid
membership is available to new members as long as they meet a certain cumulative spending threshold, or certain other requirements, within a given period of time. These promotion activities enlarged the Group’s member base in 2019 by attracting more non-member
users to become members. It further encouraged an increasing percentage of members to purchase more merchandise to meet the cumulative spending threshold and enjoy the member exclusive discounts under the membership program. Upon the successful launch of these promotion activities, the amount of revenue earned from referring members, and the commissions paid to them, decreased since late of the second quarter of 2019. Starting from January 2020, the Company launched free membership program (Note 2.16) and the refund payable further decreased. Based on these new patterns of activity, and the continuing expansion of the promotion activities, the Company recognized a change in estimate to reduce the Refund Payable to Members by RMB 379,370 and RMB 23,521 during 2019 and 2020, respectively. The adjustment was recorded as an increase in revenue, reflecting the original establishment of the refund payable as a reduction in revenue (as a form of variable revenue consideration). The balance of the refund payable as of December 31, 2019 and 2020 reflected the Company’s best estimate of its liability based on historical patterns of earnings and redemptions, after the introduction of the aforementioned promotion activities.